Investor Class Shares | T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
SUMMARY T. Rowe Price Tax-Free Short-Intermediate Fund
Investment Objective
The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee	none
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Management fees	0.39%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual fund operating expenses	0.49%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Investor Class Shares | T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. | T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. | USD ($)	50	157	274	616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund invests primarily in short-term municipal securities (maturities of less than three years) and intermediate-term municipal securities (maturities between three and ten years). The fund’s weighted average maturity normally ranges from two to five years and is not expected to exceed five years. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit categories as determined by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest up to 5% of its total assets in noninvestment-grade securities, known as “junk” bonds, including those with the lowest credit ratings.

Investment decisions reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of investments owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting the overall markets, or particular industries or sectors.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities, and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. These conditions can lessen the financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade “junk” bonds. Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities or durations and funds with longer weighted average maturities or durations carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.
Performance
The bar chart showing calendar year returns and the average annual total returns table provide some indication of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund’s average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Tax-Free Short-Intermediate Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	2.94%
Worst Quarter	6/30/13	-1.38%
The fund’s return for the three months ended 3/31/16 was 0.68%.
In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - Investor Class Shares - T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.	1 Year	5 Years	10 Years
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.	1.06%	2.03%	2.95%
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. | Returns after taxes on distributions	1.05%	2.03%	2.95%
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. | Returns after taxes on distributions and sale of fund shares	1.21%	1.96%	2.83%
Barclays 1-5 Year Blend (1-6 Year Maturity) Index (reflects no deduction for fees, expenses, or taxes)	1.46%	2.08%	3.19%
Lipper Short-Intermediate Municipal Debt Funds Average	0.96%	2.31%	2.84%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.